Short-Term Bank Deposits (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits	282 days
Fixed interest rate [member] | USD [member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	1.12%